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                           GROUP VARIABLE CONTRACTS
                           SEPARATE ACCOUNT ELEVEN
                             STANDARD (SERIES A)
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-72042

      SUPPLEMENT DATED JULY 13, 2006 TO THE PROSPECTUS DATED JULY 1, 2006

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              SUPPLEMENT DATED JULY 13, 2006 TO YOUR PROSPECTUS

MERRILL LYNCH STRATEGY LONG TERM GROWTH FUND SUB-ACCOUNT -- CLOSURE

Effective July 14, 2006, the Merrill Lynch Strategy Long Term Growth Fund Sub-Account is closed to all Contracts.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5989